UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092
(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092
(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 1/31/2007

Item 1.  Schedule of Investments.
CALDWELL & ORKIN MARKET OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS AS OF 1/31/2007

			Market
		Shares	Value

COMMON STOCKS (LONG POSITIONS)	52.41%

Aerospace / Defense	1.08%
Boeing Co		15,500	$1,388,180

Apparel - Clothing Manufacturing	1.04%
Coach Inc *		29,300	$1,343,698

Auto Manufacturers	1.18%
Toyota Motor Corp ADR		11,500	$1,515,470

Beverages - Soft Drinks	2.02%
Coca Cola Co		54,200	$2,595,096

Commercial Services - Market Research	1.53%
Arbitron Inc		42,300	$1,961,451

Computer - Peripheral Equipment	0.89%
Electronics For Imaging *		49,400	$1,138,670

Computer Software - Design	1.00%
Autodesk Inc		29,400	$1,285,368

Computer Software - Education / Entertainment	0.63%
Blackboard Inc *		27,800	$811,760

Cosmetics / Personal Care	4.06%
Kimberly-Clark Corp		37,500	$2,602,500
Procter & Gamble		40,300	$2,614,261
			$5,216,761

Diversified Operations	1.60%
Berkshire Hathaway Cl B *		560	$2,053,716

Electrical - Equipment	1.88%
ABB Ltd		136,000	$2,422,160

Energy - Other	1.34%
Covanta Holding Corp *		73,000	$1,727,180

Food - Misc Preparation	4.89%
Campbell Soup Co		80,800	$3,109,184
PepsiCo Inc		48,600	$3,170,664
			$6,279,848

Household - Appliances	2.78%
TurboChef Technologies *		240,100	$3,575,089

Household - Housewares	1.07%
Newell Rubbermaid Inc		46,500	$1,373,610

Insurance - Diversified	1.03%
American International Group		19,300	$1,321,085

Internet - Content	0.62%
Google Inc *		1,600	$802,080

Leisure - Gaming / Equipment	1.43%
International Game Technology		42,400	$1,842,704

Leisure - Hotels & Motels	1.22%
Gaylord Entertainmt Co *		28,500	$1,574,910

Media - Cable / Satellite TV	2.09%
Sirius Satellite Radio *		397,000	$1,464,930
XM Satellite Radio Holdings *		86,000	$1,222,060
			$2,686,990

Media - Periodicals	1.18%
Readers Digest Assn Inc		90,000	$1,520,100

Medical - Biomed / Biotech	2.03%
Genentech Inc *		29,800	$2,603,626

Medical - Drug / Diversified	1.99%
Johnson & Johnson		38,200	$2,551,760

Medical - Ethical Drugs	1.00%
Adams Respiratory Therapy *		28,600	$1,282,710

Metal Ores	0.43%
Cameco Corp		14,400	$549,072

Metal Ores - Gold / Silver	1.10%
Yamana Gold Inc		104,500	$1,408,660

Pollution Control - Services	2.81%
Calgon Carbon Corp *		130,000	$815,100
Republic Services Inc		64,600	$2,793,950
			$3,609,050

Retail - Consumer Electronics	2.05%
Gamestop Corp Cl A *		49,300	$2,634,099

Retail / Wholesale - Jewelry	2.07%
Tiffany & Co		67,700	$2,657,902

Soap & Cleaning Preparations	1.16%
Clorox Co		22,700	$1,485,034

Telecom - Services	0.90%
Level 3 Communications *		185,700	$1,153,197

Tobacco	2.31%
Altria Group Inc		34,000	$2,971,260

Total Common Stocks (Held Long)	52.41%		$67,342,296
(Cost $63,644,505)

INVESTMENT IN SECURITIES (PUT OPTIONS)	3.51%

Emerging Foreign Markets	0.05%
iShares MSCI - Emerging Market Index Fund, Put 6/16/2007 - 115.00 *		76.00	$63,840

Finance - Mortgage & Related Services	1.22%
Doral Financial Corp, Put 2/17/2007 - 5.00 *		5,025.00	$1,211,025
Doral Financial Corp, Put 8/18/2007 - 5.00 *		444.00	$113,220
Fremont General Corp, Put 6/16/2007 - 15.00 *		1,203.00	$246,615
			$1,570,860

Finance-REIT	1.47%
New Century Finl Corp, Put 2/17/2007 - 35.00 *		700.00	$350,000
New Century Finl Corp, Put 5/19/2007 - 30.00 *		1,100.00	$330,000
Novastar Financial Inc, Put 3/17/2007 - 30.00 *		1,363.00	$1,213,070
			$1,893,070

Finance-Savings & Loan	0.77%
Indymac Bancorp Inc, Put 4/21/2007 - 45.00 *		1,487.00	$981,420

Total Securities Put Options	3.51%		$4,509,190
(Cost $2,502,563)

Money Market Funds **	45.05%
JP Morgan U.S. Treasury Plus			$57,893,504
Money Market Fund **

Total Money Market Funds	45.05%		$57,893,504
(Cost $57,893,504)

Total Investments In Securities	100.97%		$129,744,990
(Cost $124,040,572)

Other Assets & Liabilities	-0.97%		-$1,241,643

Total Net Assets	100.00%		$128,503,348

* Non-income producing security
** A portion of Money Market Fund assets are held as collateral for short sales activity.

COMMON STOCKS (SHORT POSITIONS)	-37.29%

Banks - Northeast	-1.33%
Commerce Bancorp Inc NJ		-50,700	-$1,712,646

Commercial Services - Leasing	-1.12%
United Rentals Inc *		-56,000	-$1,442,000

Commercial Services - Printing	-0.51%
Innerworkings Inc *		-51,400	-$660,490

Computer - Data Storage	-0.98%
Komag Inc *		-36,900	-$1,259,028

Computer - Networking	-0.39%
Juniper Networks Inc *		-28,000	-$507,360

Electronics - Semiconductor Equipment	-1.01%
Novellus Systems Inc *		-42,000	-$1,294,860

Electronics - Semiconductor Manufacturing	-2.02%
Skyworks Solutions Inc *		-192,500	-$1,264,725
Xilinx Inc		-55,000	-$1,336,500
			-$2,601,225

Emerging Foreign Markets	-1.01%
iShares MSCI - Emerging Market Index Fund		-11,300	-$1,291,590

Finance - Consumer / Commercial Loans	-2.01%
Americredit Corp *		-48,700	-$1,321,718
Compucredit Corp *		-35,700	-$1,263,423
			-$2,585,141

Finance - Investment Management	-1.91%
Allied Capital Corp		-84,900	-$2,450,214

Finance - Mortgage & Related Services	-4.85%
Accredited Home Lenders *		-83,900	-$2,329,903
Countrywide Financial		-31,300	-$1,360,924
Doral Financial Corp *		-520,300	-$1,347,577
Fremont General Corp		-87,800	-$1,194,080
			-$6,232,484

Finance - REIT	-6.81%
American Home Mortgage Invst		-63,100	-$2,204,714
Friedman Billings Ramsey Group A		-163,400	-$1,284,324
Impac Mortgage Holdings Inc		-309,500	-$2,667,890
New Century Financial Corp		-85,600	-$2,591,112
			-$8,748,040

Finance - Savings & Loan	-0.72%
Indymac Bancorp Inc		-23,800	-$925,582

Food - Flour & Grain	-1.02%
Archer Daniels Midland		-40,800	-$1,305,600

Insurance - Property / Casualty / Title	-3.81%
MGIC Invt Corp		-36,100	-$2,228,092
PMI Group Inc		-23,800	-$1,138,116
Radian Group Inc		-25,400	-$1,529,588
			-$4,895,796

Internet - E-Commerce	-0.94%
Netflix Inc *		-53,100	-$1,210,680

Medical - Genetics	-0.54%
Affymetrix Inc *		-27,900	-$696,384

Medical / Dental - Services	-1.04%
Healthways Inc *		-29,300	-$1,330,513

Retail - Clothing / Shoe	-2.06%
Chicos FAS Inc *		-126,900	-$2,649,672

Retail - Home Furnishings	-0.88%
Cost Plus Inc *		-58,700	-$604,610
Williams Sonoma Inc		-15,100	-$528,500
			-$1,133,110

Telecom - Wireless Equipment	-0.50%
Garmin Ltd		-12,700	-$637,794

Transportation - Equipment Manufacturing	-1.83%
Freightcar America Inc		-40,400	-$2,347,644

Total Securities Sold Short	-37.29%		-$47,917,853
(Proceeds $51,024,817)

* Non-income producing security

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of principal executive and principal financial officers of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Michael B. Orkin
Michael B. Orkin
President

Date: March 19, 2007

By:  /s/ William C. Horne
William C. Horne
Treasurer

Date: March 19, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)